Trade Receivables, Net	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET
6.	TRADE RECEIVABLES, NET

	As of December 31,
	2024	2023
Trade receivables	$6,279,680	$5,780,144
Provision for expected credit loss on trade receivables	(357,335)	(149,339)
Trade receivables, net	$5,922,345	$5,630,805

The movement in the Company’s provision for and (recovery of) expected credit loss on trade receivables was $210,437, $103,534 and $(7,394) during the years ended December 31, 2024, 2023, and 2022, respectively.

The following tables details the Company’s trade receivables as of:

December 31, 2024

	Trade receivables - as of December 31, 2024
	<30	31-60	61-90	91 and over	Total
Trade receivables	$5,500,821	$371,305	$5,524	$44,695	$5,922,345

December 31, 2023

	Trade receivables - as of December 31, 2023
	<30	31-60	61-90	91 and over	Total
Trade receivables	$5,361,716	$61,041	$15,068	$192,980	$5,630,805